Key Developments - Acquisition of Orogen Royalties Inc (Details) $ in Thousands, $ in Millions		12 Months Ended
	Jul. 09, 2025 CAD ($) shares	Dec. 31, 2025 USD ($)	Jul. 09, 2025 USD ($) shares	Apr. 23, 2025 CAD ($)	Apr. 23, 2025 USD ($)
Disclosure Of Key Developments [Line Items]
Gains (losses) on change in fair value of derivatives		$ 1,100
Foreign Exchange Forward Contracts
Disclosure Of Key Developments [Line Items]
Average rate of hedging instrument				1.38%	1.38%
Foreign Exchange Forward Contracts | Written put options
Disclosure Of Key Developments [Line Items]
Notional amount					$ 130,400
Foreign Exchange Forward Contracts | Purchased call options
Disclosure Of Key Developments [Line Items]
Notional amount				$ 180.0
Orogen Royalties Inc.
Disclosure Of Key Developments [Line Items]
Cash consideration paid	$ 171.5		$ 123,818
Number of Triple Flag shares issued | shares	5,633,629		5,633,629
Orogen Royalties Inc. | Orogen Spinco
Disclosure Of Key Developments [Line Items]
Amount invested	$ 10.0
Number of shares acquired | shares	6,756,757
Percentage of ownership interest	11.00%
Orogen Royalties Inc. | Arthur gold project
Disclosure Of Key Developments [Line Items]
NSR royalty on gold, percentage	1.00%		1.00%